SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 35,174	$ 137,932
Current period change		(102,758)	$ 96,983
Balance at end of the period	$ 35,174	$ 35,174	$ 137,932